Condensed Financial Statements - Statements of Comprehensive Income (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	$ 22,963	$ 17,895	$ 14,314
Parent Company
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	21,571	15,513	13,329
General and administrative expenses
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	16,650	12,543	10,178
General and administrative expenses | Parent Company
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	$ 5,600	$ 3,700	$ 3,700